UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-07634



Name of Fund: BlackRock Corporate High Yield Fund, Inc. (COY)



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, BlackRock Corporate High Yield Fund, Inc., 800 Scudders Mill Road,

Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011



Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31 Date of reporting period: 07/01/2007 --

06/30/2008 Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Corporate High Yield Fund, Inc.



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

BlackRock Corporate High Yield Fund, Inc.



Date: August 25, 2008



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07634
Reporting Period: 07/01/2007 - 06/30/2008
BlackRock Corporate High Yield Fund, Inc.









================== BLACKROCK CORPORATE HIGH YIELD FUND, INC. ===================


CYPRESS SEMICONDUCTOR CORP.

Ticker:       CY             Security ID:  232806109
Meeting Date: MAY 9, 2008    Meeting Type: Annual
Record Date:  MAR 11, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director T.J. Rodgers               For       For        Management
1.2   Elect Director W. Steve Albrecht          For       For        Management
1.3   Elect Director Eric A. Benhamou           For       For        Management
1.4   Elect Director Lloyd Carney               For       For        Management
1.5   Elect Director James R. Long              For       For        Management
1.6   Elect Director J. Daniel Mccranie         For       For        Management
1.7   Elect Director Evert Van De Ven           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Approve Executive Incentive Bonus Plan    For       For        Management


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LORAL SPACE & COMMUNICATIONS INC.

Ticker:       LORL           Security ID:  543881106
Meeting Date: MAY 20, 2008   Meeting Type: Annual
Record Date:  APR 3, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Michael B. Targoff         For       For        Management
2     Ratify Auditors                           For       For        Management


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MEDIS TECHNOLOGIES LTD.

Ticker:       MDTL           Security ID:  58500P107
Meeting Date: JUL 17, 2007   Meeting Type: Annual
Record Date:  JUN 4, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Robert K. Lifton           For       Withhold   Management
1.2   Elect Director Howard Weingrow            For       Withhold   Management
1.3   Elect Director Jacob S. Weiss             For       Withhold   Management
1.4   Elect Director Amos Eiran                 For       For        Management
1.5   Elect Director Zeev Nahmoni               For       For        Management
1.6   Elect Director Jacob E. Goldman           For       For        Management
1.7   Elect Director Philip Weisser             For       For        Management
1.8   Elect Director Mitchell H. Freeman        For       For        Management
1.9   Elect Director Steve M. Barnett           For       For        Management
1.10  Elect Director Daniel A. Luchansky        For       For        Management
2     Increase Authorized Common Stock          For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management


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MEDIS TECHNOLOGIES LTD.

Ticker:       MDTL           Security ID:  58500P107
Meeting Date: MAY 15, 2008   Meeting Type: Special
Record Date:  APR 7, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Increase Authorized Common Stock          For       For        Management

========== END NPX REPORT